FAIR VALUE MEASUREMENTS - SEPA Derivative Liability (Details)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) D tranche $ / shares shares	Dec. 29, 2025 USD ($)	Oct. 02, 2024 USD ($)
FAIR VALUE MEASUREMENTS
Derivative liabilities	$ 4,229,478	$ 273,702		$ 273,702		$ 234,389	$ 4,229,478
Fair value gain/(loss)		18,975	$ (510,661)	(39,313)	$ (544,209)	$ (365,158)	(187,428)
Conversion Price (in dollars per share) | $ / shares						$ 1
Payment of structured fee				1,238,278			1,015,114
Common stock fair value									$ 133,750
Yorkville Agreement
FAIR VALUE MEASUREMENTS
Deferred fee	187,500						187,500	$ 187,500
YA II PN, LTD (Yorkville) | Standby equity purchase agreement | Convertible promissory notes
FAIR VALUE MEASUREMENTS
Amount of pre-paid advance	$ 4,500,000						$ 4,500,000
Discount percentage (% on principal amount)							8.00%
Number of tranches in issue of convertible promissory notes | tranche							2
Number of trading volume days prior to requesting an Advance (in days) | D							5
Market price multiplier (being the % of of the lowest VWAP during a three-day pricing period)							97.00%
Conversion Price (in dollars per share) | $ / shares	$ 64						$ 64
SEPA Convertible Note, floor price (in $ per share) | $ / shares							$ 4.54
Maximum ownership percentage allowed post each advance conversion (%)							4.99%
Maximum ownership percentage allowed post aggregate advances conversion (%)							19.99%
Payment of structured fee							$ 25,000
Total commitment fee							$ 375,000
Percentage of commitment fee							0.50%
Number of shares issued as a consideration for commitment fee (in shares) | shares							8,264
Common stock fair value	$ 187,500						$ 187,500
Percentage of commitment fee paid in cash							0.01%
Maximum threshold amount of pre-paid advance on which company can repay advances or loans to related lenders	1,000,000						$ 1,000,000
Percentage of net proceeds from new financing transaction, use to repay existing debt obligation from Yorkville							20.00%
Percentage of net proceeds from Forward Purchase Agreement (FPA), use to repay existing debt obligation from Yorkville							100.00%
YA II PN, LTD (Yorkville) | Standby equity purchase agreement | Convertible promissory notes (Tranche One)
FAIR VALUE MEASUREMENTS
Amount of pre-paid advance	2,500,000						$ 2,500,000
YA II PN, LTD (Yorkville) | Standby equity purchase agreement | Convertible promissory notes (Tranche Two)
FAIR VALUE MEASUREMENTS
Amount of pre-paid advance	$ 2,000,000						2,000,000
YA II PN, LTD (Yorkville) | Purchased Put Option | Standby equity purchase agreement
FAIR VALUE MEASUREMENTS
Derivative term (in years)	3 years
YA II PN, LTD (Yorkville) | Purchased Put Option | Standby equity purchase agreement | Convertible promissory notes
FAIR VALUE MEASUREMENTS
Maximum equity commitment, being right but not obligation to sell share	$ 25,000,000						$ 25,000,000
In the event of consummation of IPO
FAIR VALUE MEASUREMENTS
Aggregate value of share issued (Termination fee)						$ 175,000
Scenario, Late payment of debt obligation | YA II PN, LTD (Yorkville) | Standby equity purchase agreement | Convertible promissory notes
FAIR VALUE MEASUREMENTS
SEPA Convertible Note, purchase price (being the % of the lowest daily VWAP of common stock on Nasdaq during the 10 consecutive Trading Days)							93.00%
Number of consecutive trading days prior to conversion date (in days) | D							10
Derivative liabilities
FAIR VALUE MEASUREMENTS
Fair value gain/(loss)		$ (19,000)	$ 510,000	$ (39,000)	$ (544,000)	(366,000)	$ (187,000)
SEPA Derivative Liability
FAIR VALUE MEASUREMENTS
Derivative liabilities	$ 65,114					0	65,114
Fair value gain/(loss)						$ 65,114	$ 0
Remaining term | SEPA Derivative Liability
FAIR VALUE MEASUREMENTS
Measurement Input	0.97						0.97
Volatility | SEPA Derivative Liability
FAIR VALUE MEASUREMENTS
Measurement Input	88						88
Risk-free interest rate | SEPA Derivative Liability
FAIR VALUE MEASUREMENTS
Measurement Input	4.3						4.3
Drift term | SEPA Derivative Liability
FAIR VALUE MEASUREMENTS
Measurement Input	4.2						4.2
Conversion price for payments to be made through issuance of Company's common stock | SEPA Derivative Liability
FAIR VALUE MEASUREMENTS
Measurement Input	0.41						0.41
Prepayment premium | SEPA Derivative Liability
FAIR VALUE MEASUREMENTS
Measurement Input	107						107